Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
	December 31, 2022		December 31, 2021
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	12,692,450	$40,214	11,907,246	$36,501
Class C Shares	112,841	6,340	112,841	6,340
	12,805,291	$46,554	12,020,087	$42,841

Telesat Public Shares [Member]
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
Telesat Public shares
Class A Common shares	642,704
Class B Variable Voting shares	12,049,746
Total Telesat Public shares	12,692,450

Limited Partnership units [Member]
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
	December 31, 2022		December 31, 2021
	Number of units	Stated value	Number of units	Stated value
Class A and Class B LP Units	18,854,265	$51,598	19,428,491	$53,169
Class C LP Units	18,098,362	38,893	18,098,362	59,683
	36,952,627	$90,491	37,526,853	$112,852

Class A and Class B LP Units [Member]
Share Capital (Tables) [Line Items]
Schedule of number of shares and stated value of outstanding shares
Class A and Class B LP Units
Class A LP Units	12,500
Class B LP Units	18,841,765
Total Class A and Class B LP Units	18,854,265